2. Summary of Significant Accounting Policies: Year End (Policies)	2 Months Ended	5 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Policies
Year End	Year End The Company has adopted June 30 as its fiscal year end.	Year End The Company has adopted June 30 as its fiscal year end.